UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

FORM N-Q

JANUARY 31, 2016

ClearBridge Tactical Dividend Income Fund

Schedule of investments (unaudited)	January 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 57.0%
CONSUMER DISCRETIONARY - 3.8%
Media - 3.8%
National CineMedia Inc.	462,000	$7,225,680
Regal Entertainment Group, Class A Shares	1,088,000	18,768,000

TOTAL CONSUMER DISCRETIONARY		25,993,680

CONSUMER STAPLES - 3.9%
Household Products - 3.9%
Kimberly-Clark Corp.	171,000	21,959,820
Procter & Gamble Co.	59,000	4,819,710

TOTAL CONSUMER STAPLES		26,779,530

ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
EnLink Midstream LLC	208,000	2,631,200
ONEOK Inc.	122,000	3,039,020

TOTAL ENERGY		5,670,220

FINANCIALS - 17.9%
Capital Markets - 1.4%
Apollo Global Management LLC, Class A Shares	321,000	4,359,180
KKR & Co. LP	146,000	1,989,980
Och-Ziff Capital Management Group LLC, Class A Shares	712,000	3,673,920

Total Capital Markets		10,023,080

Real Estate Investment Trusts (REITs) - 16.5%
Alexandria Real Estate Equities Inc.	61,200	4,845,816
American Capital Agency Corp.	404,000	6,896,280
Annaly Capital Management Inc.	755,000	7,172,500
Apartment Investment and Management Co., Class A Shares	117,000	4,580,550
AvalonBay Communities Inc.	37,000	6,345,130
Camden Property Trust	22,400	1,709,120
DCT Industrial Trust Inc.	63,575	2,275,349
Digital Realty Trust Inc.	26,800	2,146,144
DuPont Fabros Technology Inc.	125,500	4,162,835
EPR Properties	164,000	9,831,800
Equity Residential	36,900	2,844,621
Highwoods Properties Inc.	57,000	2,410,530
Hospitality Properties Trust	219,000	5,166,210
Inland Real Estate Corp.	756,300	8,099,973
Liberty Property Trust	105,000	3,078,600
Parkway Properties Inc.	100,700	1,356,429
Ramco-Gershenson Properties Trust	117,000	1,999,530
Realty Income Corp.	51,000	2,845,290
Retail Properties of America Inc., Class A Shares	332,200	5,152,422
Senior Housing Properties Trust	150,000	2,172,000
Simon Property Group Inc.	45,800	8,531,624
Spirit Realty Capital Inc.	369,927	3,876,835
Starwood Property Trust Inc.	705,000	13,423,200
STORE Capital Corp.	132,300	3,279,717

Total Real Estate Investment Trusts (REITs)		114,202,505

TOTAL FINANCIALS		124,225,585

HEALTH CARE - 6.4%
Pharmaceuticals - 6.4%
AstraZeneca PLC, Sponsored ADR	127,000	4,091,940
Bristol-Myers Squibb Co.	176,000	10,940,160
GlaxoSmithKline PLC, Sponsored ADR	121,500	5,016,735
Johnson & Johnson	60,000	6,266,400
Merck & Co. Inc.	240,000	12,160,800
Pfizer Inc.	181,000	5,518,690

TOTAL HEALTH CARE		43,994,725

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
INDUSTRIALS - 5.5%
Aerospace & Defense - 3.2%
Lockheed Martin Corp.	104,000	$21,944,000

Electrical Equipment - 0.4%
Emerson Electric Co.	55,000	2,528,900

Industrial Conglomerates - 1.0%
General Electric Co.	237,000	6,896,700

Transportation Infrastructure - 0.9%
Macquarie Infrastructure Corp.	98,000	6,571,880

TOTAL INDUSTRIALS		37,941,480

INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 0.5%
Cisco Systems Inc.	159,600	3,796,884

IT Services - 0.9%
Paychex Inc.	122,800	5,877,208

Semiconductors & Semiconductor Equipment - 2.9%
Intel Corp.	258,000	8,003,160
Maxim Integrated Products Inc.	218,500	7,297,900
Microchip Technology Inc.	102,000	4,570,620

Total Semiconductors & Semiconductor Equipment		19,871,680

Software - 2.3%
Microsoft Corp.	287,000	15,810,830

Technology Hardware, Storage & Peripherals - 3.4%
Apple Inc.	130,400	12,693,136
Seagate Technology PLC	382,000	11,097,100

Total Technology Hardware, Storage & Peripherals		23,790,236

TOTAL INFORMATION TECHNOLOGY		69,146,838

MATERIALS - 0.2%
Containers & Packaging - 0.2%
International Paper Co.	47,000	1,607,870

TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 5.0%
AT&T Inc.	478,000	17,236,680
Verizon Communications Inc.	356,000	17,789,320

Total Diversified Telecommunication Services		35,026,000

Wireless Telecommunication Services - 1.1%
Vodafone Group PLC, Sponsored ADR	229,800	7,399,560

TOTAL TELECOMMUNICATION SERVICES		42,425,560

UTILITIES - 2.4%
Electric Utilities - 1.6%
NextEra Energy Inc.	66,000	3,755,400
PPL Corp.	206,000	7,222,360

Total Electric Utilities		10,977,760

Multi-Utilities - 0.8%
CenterPoint Energy Inc.	308,000	5,503,960

TOTAL UTILITIES		16,481,720

TOTAL COMMON STOCKS (Cost - $401,974,181)		394,267,208

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 10.1%
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.	7.500%	277,000	$7,631,350

FINANCIALS - 3.3%
Real Estate Investment Trusts (REITs) - 3.3%
American Tower Corp.	5.250%	60,000	5,949,600
American Tower Corp.	5.500%	38,300	3,782,125
Weyerhaeuser Co.	6.375%	284,000	13,015,720

TOTAL FINANCIALS			22,747,445

HEALTH CARE - 1.9%
Pharmaceuticals - 1.9%
Allergan PLC	5.500%	14,000	13,276,060

INDUSTRIALS - 0.8%
Machinery - 0.8%
Stanley Black & Decker Inc.	6.250%	50,000	5,304,000

UTILITIES - 3.0%
Electric Utilities - 2.1%
Exelon Corp.	6.500%	340,000	14,626,800

Multi-Utilities - 0.9%
Dominion Resources Inc.	6.125%	113,000	6,323,480

TOTAL UTILITIES			20,950,280

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $79,080,702)			69,909,135

INVESTMENTS IN UNDERLYING FUNDS - 6.1%
FINANCIALS - 6.1%
Ares Capital Corp.		710,000	9,869,000	(a)
FS Investment Corp.		685,000	5,541,650	(a)
Golub Capital BDC Inc.		530,000	8,236,200	(a)
TCP Capital Corp.		990,000	13,236,300	(a)
TriplePoint Venture Growth BDC Corp.		490,000	5,179,300	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $52,534,012)			42,062,450

		SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 24.7%
Diversified Energy Infrastructure - 6.2%
Energy Transfer Equity LP		241,000	2,091,880
Energy Transfer Partners LP		677,000	20,133,980
Enterprise Products Partners LP		629,000	15,039,390
Plains GP Holdings LP, Class A Shares		673,000	5,384,000

Total Diversified Energy Infrastructure			42,649,250

Financials - 1.7%
Ares Management LP		239,500	2,816,520
Blackstone Group LP		329,000	8,642,830

Total Financials			11,459,350

Gathering/Processing - 1.4%
DCP Midstream Partners LP		114,000	2,139,780
Enable Midstream Partners LP		207,000	1,569,060
Summit Midstream Partners LP		170,000	3,199,400
Targa Resources Partners LP		200,000	2,748,000

Total Gathering/Processing			9,656,240

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES/UNITS	VALUE
General Partner - 0.6%
Crestwood Equity Partners LP	73,425	$936,903
Tallgrass Energy GP LP	202,610	3,140,455

Total General Partner		4,077,358

Global Infrastructure - 2.2%
Brookfield Infrastructure Partners LP	193,000	6,938,350
Brookfield Renewable Energy Partners LP	316,000	8,355,086

Total Global Infrastructure		15,293,436

Liquids Transportation & Storage - 3.1%
Buckeye Partners LP	72,000	4,193,280
Delek Logistics Partners LP	21,506	604,103
Magellan Midstream Partners LP	76,000	4,881,480
PBF Logistics LP	250,000	4,487,500
World Point Terminals LP	532,950	7,354,710

Total Liquids Transportation & Storage		21,521,073

Natural Gas Transportation & Storage - 1.9%
Cypress Energy Partners LP	75,048	681,436
Hoegh LNG Partners LP	435,224	6,141,010
Williams Partners LP	300,000	6,606,000

Total Natural Gas Transportation & Storage		13,428,446

Offshore - 0.6%
Dynagas LNG Partners LP	403,570	4,047,807

Oil & Gas Drilling - 0.5%
Transocean Partners LLC	469,140	3,771,886

Oil, Gas & Consumable Fuels - 0.7%
Enviva Partners LP	134,000	2,537,960
Green Plains Partners LP	159,400	2,328,834

Total Oil, Gas & Consumable Fuels		4,866,794

Oil/Refined Products - 3.5%
CrossAmerica Partners LP	183,000	3,676,470
JP Energy Partners LP	276,070	1,402,436
MPLX LP	301,000	9,261,770
Sunoco LP	111,000	3,775,110
VTTI Energy Partners LP	375,000	5,981,250

Total Oil/Refined Products		24,097,036

Petrochemicals - 0.4%
Westlake Chemical Partners LP	149,500	2,855,450

Refining - 0.5%
Western Refining Logistics LP	145,000	3,507,550

Shipping - 1.4%
Golar LNG Partners LP	312,000	4,305,600
KNOT Offshore Partners LP	400,000	5,636,000

Total Shipping		9,941,600

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $254,835,135)		171,173,276

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $788,424,030)		677,412,069

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $9,792,447)	0.355%	9,792,447	$9,792,447

TOTAL INVESTMENTS - 99.3% (Cost - $798,216,477#)			687,204,516
Other Assets in Excess of Liabilities - 0.7%			5,163,233

TOTAL NET ASSETS - 100.0%			$692,367,749

(a)	Security is a business development company.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$394,267,208	—	—	$394,267,208
Convertible preferred stocks	69,909,135	—	—	69,909,135
Investments in underlying funds	42,062,450	—	—	42,062,450
Master limited partnerships	171,173,276	—	—	171,173,276

Total long-term investments	$677,412,069	—	—	$677,412,069

Short-term investments†	9,792,447	—	—	9,792,447

Total investments	$687,204,516	—	—	$687,204,516

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$36,774,296
Gross unrealized depreciation	(147,786,257)

Net unrealized depreciation	$(111,011,961)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 22, 2016